Current Liabilities - Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Current Liabilities - Trade and Other Payables [Abstract]
Schedule of Current Liabilities of Trade and Other Payables
	Consolidated		Consolidated
	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2023
	AUD$	AUD$	$

Trade payables	733,076	299,289	501,424
Other payables	1,342,976	1,309,557	918,594

	2,076,052	1,608,846	1,420,018